Note 24 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 2,571	[1]	€ 2,632	[1],[2]	€ 3,576	[1],[2]	€ 4,272
Other long term employee benefits	[3]	435		466		632
Legal proceedings provision		696		685		623
Provisions commitments and guarantees given		770		770		691
Other provisions	[4]	452		380		366
Provisions		€ 4,924		€ 4,933		€ 5,889

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) In 2021 it included the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A.
[4]	(2) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.